Other Charges - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) Policies	Dec. 31, 2018 USD ($) Policies	Dec. 31, 2018 GBP (£) Policies
Disclosure of other charges [line items]
Other charges	€ 150		€ 1	€ 375
Number of universal life policies | Policies				70,000	70,000	70,000
Percentage of universal life policyholders participated in settlement of litigation					99.00%
Percentage of universal life policyholders opted out of the settlement of litigation					1.00%
Percentage of universal life policyholders which represented the value of the settlement fund					43.00%
Provision charges	180		€ 42
Aegon Ireland Plc [member]
Disclosure of other charges [line items]
Pre tax loss related to divestment of business				€ 93		£ 81
SCOR Global Life [member]
Disclosure of other charges [line items]
Pre tax loss related to divestment of business				93	$ 110
Reinsurance liabilities | $					700
Litigation provision [member]
Disclosure of other charges [line items]
Provision charges				€ 140	166
Release of technical provision [member]
Disclosure of other charges [line items]
Provision charges | $					38
Reduction of amortization of other intangible assets [member]
Disclosure of other charges [line items]
Provision charges | $					$ 6
Americas [member]
Disclosure of other charges [line items]
Other charges	1,110
Provision charges	91	$ 104
The Netherlands [member] | Litigation provision [member]
Disclosure of other charges [line items]
Provision charges	€ 45